Borrowings - Schedule of Long-term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Capital lease obligations	$ 9	$ 7
Unamortized issuance costs	0	(1)
Unamortized purchase accounting adjustments	(163)	87
Total long-term borrowings	$ 37,169	4,459
Parent | Fixed-to-Floating subordinated notes at 3.375% | Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.375%
Long-term debt, gross	$ 350	350
Parent | Junior subordinated debentures at 3-month LIBOR plus 2.25% (FCB/SC Capital Trust II) (2) | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 20	20
Parent | Junior subordinated debentures at 3-month LIBOR plus 2.25% (FCB/SC Capital Trust II) (2) | Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Parent | Junior subordinated debentures at 3-month LIBOR plus 1.75% (FCB/NC Capital Trust III) | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	88
Parent | Junior subordinated debentures at 3-month LIBOR plus 1.75% (FCB/NC Capital Trust III) | Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Subsidiaries: | Senior unsecured fixed-to-floating rate notes at 3.929% | Senior Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.929%
Long-term debt, gross	$ 0	500
Subsidiaries: | Senior unsecured fixed-to-floating rate notes at 2.969% | Senior Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	2.969%
Long-term debt, gross	$ 316	315
Subsidiaries: | Fixed senior unsecured notes at 6.00% | Senior Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.00%
Long-term debt, gross	$ 51	51
Subsidiaries: | Fixed subordinated notes at 6.125% | Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.125%
Long-term debt, gross	$ 404	400
Subsidiaries: | Fixed-to-Fixed subordinated notes at 4.125% | Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.125%
Long-term debt, gross	$ 100	100
Subsidiaries: | Junior subordinated debentures at 3-month LIBOR plus 2.80% (Macon Capital Trust I) | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	14
Subsidiaries: | Junior subordinated debentures at 3-month LIBOR plus 2.80% (Macon Capital Trust I) | Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%
Subsidiaries: | Junior subordinated debentures at 3-month LIBOR plus 2.85% (SCB Capital Trust I) (2) | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 10	10
Subsidiaries: | Junior subordinated debentures at 3-month LIBOR plus 2.85% (SCB Capital Trust I) (2) | Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.85%
Subsidiaries: | Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.24% to 0.34% | Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	2,500
Subsidiaries: | Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.24% to 0.34% | Secured Debt | Secured Overnight Financing Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	0.24%
Subsidiaries: | Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.24% to 0.34% | Secured Debt | Secured Overnight Financing Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	0.34%
Subsidiaries: | Fixed senior unsecured notes at 3.50% | Secured Debt
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.50%
Long-term debt, gross	$ 36,072	0
Subsidiaries: | Other secured financings | Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 18